Summary of Business and Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended
	May 31, 2012	Dec. 31, 2012 Segment	Dec. 31, 2012 Software and development costs	Oct. 09, 2012 Follow On Public Offering	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Contingent Consideration FBM	May 31, 2012 Initial Public Offering	May 31, 2012 Underwriters Overallotment Option	Oct. 09, 2012 Underwriters Overallotment Option Follow On Public Offering	Oct. 09, 2012 Vantage Point Follow On Public Offering
Summary Of Business And Significant Accounting Policies [Line Items]
Reporting unit		1
Revenue streams		3
IPO, Effective date	May 09, 2012
IPO, Closing date	May 15, 2012
Common stock sold				1,000,000				7,475,000	975,000	900,000	5,000,000
Common stock price				$ 17.50				$ 9.00
Proceeds from initial public offering net of underwriters commissions and discounts	$ 62,600	$ 62,557		$ 15,500				$ 62,600
Common stock issued upon exercise of outstanding warrants										31,313	338,566
Proceeds from exercise of warrants		1,740		1,700
Reduction in FBM contingent consideration due to re-negotiated lease							528
Accounts receivable number of days past due for weekly revision of collectability		30 days
Property and equipment, estimated useful life					3 years	5 years
Costs incurred in development phase of internal use software, amortization period			4 years
Tax benefit from exercise of stock options		$ 1,865